Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,057	$ 2,064
Accounts receivable, net of allowance for doubtful accounts	2,219	2,606
Inventories	7,510	2,710
Prepaid expenses	394	454
Other current assets	1,252	414
Total current assets	15,432	8,248
Noncurrent assets
Deferred income tax assets	3,296
Deferred tax credits	692	847
Property, plant and equipment net of accumulated depreciation	782	886
Intangible assets, net of accumulated amortization	1	5
Operating lease right-of-use assets	1,379	1,776
Other noncurrent assets	77	82
Total noncurrent assets	6,227	3,596
TOTAL ASSETS	21,659	11,844
Current Liabilities
Accounts payable	6,735	7,256
Indebtedness to related parties, current	3,374
Current portion of obligations under operating lease liabilities	324	320
Income tax payable	47	3
Other current liabilities	148	180
Total current liabilities	10,628	7,759
Noncurrent liabilities
Bonds, mortgages and other long-term debt	1,489
Operating lease liabilities, noncurrent	988	1,456
Indebtedness to related parties, noncurrent	7,946	15,617
Employee benefit plan obligation	396	575
Total noncurrent liabilities	10,819	17,648
TOTAL LIABILITIES	21,447	25,407
SHAREHOLDERS' EQUITY
Common stock	1,955	1,772
Additional paid-in capital	14,926	7,258
Accumulated other comprehensive income / (loss)	775	621
Accumulated deficit	(17,444)	(23,214)
Total shareholders' equity	212	(13,563)
TOTAL LIABILITIES AND EQUITY	$ 21,659	$ 11,844